Segmented information - Revenue attributed to geographic location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	$ 3,283,514	$ 4,482,702
Percentage of sales	100.00%	100.00%
China
Disclosure of geographical areas [line items]
Revenue	$ 998,302	$ 1,228,239
Percentage of sales	30.00%	27.00%
Europe
Disclosure of geographical areas [line items]
Revenue	$ 634,647	$ 933,981
Percentage of sales	19.00%	21.00%
United States
Disclosure of geographical areas [line items]
Revenue	$ 581,631	$ 813,558
Percentage of sales	18.00%	18.00%
South Korea
Disclosure of geographical areas [line items]
Revenue	$ 320,394	$ 489,609
Percentage of sales	11.00%	11.00%
South America
Disclosure of geographical areas [line items]
Revenue	$ 307,706	$ 392,519
Percentage of sales	9.00%	9.00%
Canada
Disclosure of geographical areas [line items]
Revenue	$ 145,386	$ 188,500
Percentage of sales	4.00%	4.00%
Other Asia
Disclosure of geographical areas [line items]
Revenue	$ 295,448	$ 436,296
Percentage of sales	9.00%	10.00%